Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates used in preparing the CFS:

	September 30, 2025	September 30, 2024
Year-end spot rate	US$1 = HK$7.78	US$1 = HK$7.77
Average rate	US$1 = HK$7.80	US$1 = HK$7.81

Schedule of Estimated Useful Lives	Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixture	3 years
Office & Equipment	3 years
Software	3 years
Leasehold improvements	Over the lease term

Schedule of Concentration Risk	For the year ended September 30, 2023 one supplier accounted for over 10% of the Company’s total cost of revenue. The details are as follows:
	Year Ended September 30,
	2025	2024	2023
Supplier A	10.7%	15.0%	*
Supplier B	*	*	12.5%

*	The percentage was below 10% for the year.

As of September 30, 2025, three suppliers accounted for over 10% of the total accounts payable. As of September 30, 2024, three suppliers accounted for over 10% of the total accounts payable. The details are as follows:

	2025	2024
Supplier A	17.4%	*
Supplier B	16.7%	19.3%
Supplier C	11.7%	14.7%
Supplier D	*	18.4%

*	The percentage was below 10% for the year.